T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.7%
Government Bonds 0.7%
Republic of Argentina, 5.875%, 1/11/28 (USD)	54,540,000	22,294
Republic of Argentina, FRN, ABPP + 0.00%, 67.42%, 6/21/20	1,334,453,000	9,930
Total Argentina (Cost $66,392)		32,224
BRAZIL 4.4%
Government Bonds 4.4%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 8/15/50	79,872,782	27,788
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27	579,200,000	163,513
Total Brazil (Cost $187,298)		191,301
CANADA 0.6%
Corporate Bonds 0.6%
Bank of Montreal, VR, 4.80% (USD) (1)(2)(3)	8,975,000	8,975
Methanex, 5.25%, 12/15/29 (USD)	15,200,000	15,260
Total Canada (Cost $24,170)		24,235
CHILE 3.3%
Government Bonds 3.3%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	58,935,000,000	90,380
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (4)	32,785,000,000	53,031
Total Chile (Cost $146,468)		143,411
CHINA 3.9%
Corporate Bonds 1.0%
Baidu, 3.875%, 9/29/23 (USD)	7,963,000	8,297
China Development Bank, 4.24%, 8/24/27	244,600,000	35,327
		43,624

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 2.9%
People's Republic of China, 3.13%, 4/13/22	2,140,000	303
People's Republic of China, 3.25%, 11/22/28	867,100,000	122,017
People's Republic of China, 3.52%, 5/4/27	15,500,000	2,223
		124,543
Total China (Cost $175,671)		168,167

CYPRUS 2.7%
Government Bonds 2.7%
Republic of Cyprus, 2.375%, 9/25/28	7,887,000	10,053
Republic of Cyprus, 2.75%, 6/27/24	30,875,000	37,960
Republic of Cyprus, 2.75%, 2/26/34	5,735,000	7,793
Republic of Cyprus, 2.75%, 5/3/49	1,326,000	1,899
Republic of Cyprus, 3.75%, 7/26/23	5,630,000	7,008
Republic of Cyprus, 3.875%, 5/6/22	32,584,000	39,177
Republic of Cyprus, 4.25%, 11/4/25 (1)	8,432,000	11,410
Total Cyprus (Cost $114,041)		115,300

EGYPT 0.5%
Government Bonds 0.5%
Arab Republic of Egypt Treasury Bills, 17.441%, 11/12/19	25,875,000	1,560
Arab Republic of Egypt Treasury Bills, 17.60%, 12/31/19	339,500,000	20,101
Total Egypt (Cost $21,134)		21,661

FRANCE 0.4%
Corporate Bonds 0.4%
RCI Banque, 2.25%, 3/29/21	16,000,000	18,057
Total France (Cost $19,998)		18,057

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
GERMANY 2.1%
Corporate Bonds 2.1%
Kreditanstalt Fuer Wiederaufbau, 3.125%, 12/15/21 (USD)	86,600,000	89,336
Total Germany (Cost $86,538)		89,336
ICELAND 2.0%
Corporate Bonds 2.0%
Arion Banki, 1.00%, 3/20/23 (EUR)	15,960,000	17,495
Arion Banki, 1.625%, 12/1/21 (EUR)	10,070,000	11,204
Islandsbanki, VR, 1.125%, 1/19/24 (EUR) (3)	16,445,000	17,962
Landsbankinn, 1.375%, 3/14/22 (EUR)	26,401,000	29,415
Landsbankinn, 1.625%, 3/15/21 (EUR)	7,941,000	8,827
Total Iceland (Cost $91,151)		84,903
INDIA 0.4%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25	1,170,000,000	16,412
Total India (Cost $17,654)		16,412
INDONESIA 1.8%
Government Bonds 1.8%
Republic of Indonesia, 8.25%, 5/15/29	1,064,000,000,000	80,190
Total Indonesia (Cost $81,312)		80,190
IRELAND 0.8%
Corporate Bonds 0.8%
AerCap Ireland Capital, 4.45%, 4/3/26 (USD)	4,310,000	4,585
Avolon Holdings Funding, 4.375%, 5/1/26 (USD) (4)	9,605,000	9,948
Avolon Holdings Funding, 5.25%, 5/15/24 (USD) (4)	19,274,000	20,627
Total Ireland (Cost $34,135)		35,160

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
ISRAEL 3.0%
Government Bonds 3.0%
State of Israel, 3.75%, 3/31/47	75,650,000	29,169
State of Israel, 5.50%, 1/31/22	234,435,000	75,649
State of Israel, 5.50%, 1/31/42	51,410,000	24,615
Total Israel (Cost $115,919)		129,433

ITALY 0.1%
Corporate Bonds 0.1%
FCA Bank, 1.625%, 9/29/21 (GBP)	3,295,000	4,057
Total Italy (Cost $4,358)		4,057

JAPAN 1.7%
Corporate Bonds 0.4%
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.65%,
2.917%, 7/26/21 (USD)	18,044,000	18,088
		18,088
Government Bonds 1.3%
Japan Government Thirty Year Bond, 0.40%, 6/20/49	5,959,950,000	55,720
		55,720
Total Japan (Cost $76,925)		73,808

MALAYSIA 2.6%
Government Bonds 2.6%
1MDB Global Investments, 4.40%, 3/9/23 (USD)	16,300,000	15,615
Government of Malaysia, 3.882%, 3/10/22	270,260,000	65,710
Government of Malaysia, 4.736%, 3/15/46	71,110,000	19,478
Government of Malaysia, 4.921%, 7/6/48	18,820,000	5,284
Government of Malaysia, 4.935%, 9/30/43	21,240,000	5,954
Total Malaysia (Cost $110,554)		112,041

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
MEXICO 2.6%
Government Bonds 2.6%
Mexican Udibonos, 4.00%, 11/30/28	402,338,180	21,725
Petroleos Mexicanos, 6.49%, 1/23/27 (USD) (1)(4)	5,730,000	5,980
Petroleos Mexicanos, 7.69%, 1/23/50 (USD) (1)(4)	10,375,000	10,845
United Mexican States, 7.50%, 6/3/27	1,436,514,000	75,647
Total Mexico (Cost $107,808)		114,197

NETHERLANDS 0.6%
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR	597,196	270
		270
Convertible Bonds 0.0%
Fortenova Group TopCo, 2.50%, 4/1/28	2,388,784	1,081
		1,081
Corporate Bonds 0.6%
ING Groep, VR, 5.75% (USD) (2)(3)	13,010,000	13,059
ING Groep, VR, 6.75% (USD) (2)(3)	11,715,000	12,292
		25,351
Total Netherlands (Cost $26,368)		26,702

PHILIPPINES 1.3%
Government Bonds 1.3%
Republic of Philippines, 3.90%, 11/26/22	1,425,000,000	27,590
Republic of Philippines, 4.95%, 1/15/21	197,000,000	3,850
Republic of Philippines, 6.25%, 1/14/36	1,013,000,000	23,610
Total Philippines (Cost $53,358)		55,050

ROMANIA 2.1%
Government Bonds 2.1%
Republic of Romania, 4.25%, 6/28/23	242,130,000	56,821
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Romania, 5.00%, 2/12/29	63,645,000	15,604
Republic of Romania, 5.80%, 7/26/27	64,950,000	16,649
Total Romania (Cost $91,573)		89,074
SERBIA 2.2%
Government Bonds 2.2%
Republic of Serbia, 5.875%, 2/8/28	6,439,430,000	70,305
Republic of Serbia, 5.75%, 7/21/23	1,748,160,000	18,254
Republic of Serbia, 10.00%, 2/5/22	462,130,000	5,055
Total Serbia (Cost $89,870)		93,614
SOUTH AFRICA 4.4%
Government Bonds 4.4%
Republic of South Africa, 8.75%, 2/28/48	436,815,000	25,514
Republic of South Africa, 10.50%, 12/21/26	2,244,400,000	165,503
Total South Africa (Cost $197,341)		191,017
SOUTH KOREA 6.9%
Government Bonds 6.9%
Republic of South Korea, 1.875%, 3/10/24	352,796,600,000	301,268
Total South Korea (Cost $301,039)		301,268
SPAIN 0.5%
Corporate Bonds 0.5%
Santander Consumer Finance, 0.875%, 1/24/22	10,000,000	11,130
Santander Consumer Finance, 1.50%, 11/12/20	11,000,000	12,217
Total Spain (Cost $25,584)		23,347
SWITZERLAND 1.2%
Corporate Bonds 1.2%
Credit Suisse Group, VR, 7.50% (USD) (2)(3)	19,700,000	21,399
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
UBS, 2.45%, 12/1/20 (USD) (4)	13,535,000	13,606
UBS Group Funding Switzerland, VR, 7.00% (USD) (1)(2)(3)	17,055,000	18,185
Total Switzerland (Cost $53,155)		53,190

THAILAND 4.4%
Government Bonds 4.4%
Kingdom of Thailand, 2.125%, 12/17/26	958,340,000	32,811
Kingdom of Thailand, 2.875%, 12/17/28	1,725,440,000	63,155
Kingdom of Thailand, 3.60%, 6/17/67	897,990,000	42,463
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28	1,689,541,039	54,150
Total Thailand (Cost $172,030)		192,579

UNITED KINGDOM 4.3%
Corporate Bonds 1.9%
Barclays, 2.75%, 11/8/19 (USD)	8,655,000	8,659
Lloyds Bank, 2.25%, 8/14/22 (USD)	33,500,000	33,463
Royal Bank of Scotland Group, VR, 2.00%, 3/8/23 (EUR) (3)	1,135,000	1,283
Standard Chartered, FRN, 3M USD LIBOR + 1.20%, 3.302%,
9/10/22 (USD) (4)	15,320,000	15,420
Virgin Media Secured Finance, 6.25%, 3/28/29	13,648,500	17,826
Vodafone Group, 4.25%, 9/17/50 (USD)	7,150,000	7,291
		83,942
Government Bonds 2.4%
United Kingdom Gilt, 1.625%, 10/22/28	75,190,000	102,452
		102,452
Total United Kingdom (Cost $187,978)		186,394

UNITED STATES 29.0%
Asset-Backed Securities 1.5%
Avis Budget Rental Car Funding AESOP, Series 2015-1A,
Class A, 2.50%, 7/20/21 (4)	1,830,000	1,831

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%,
7/20/21	17,170,000	17,369
DB Master Finance, Series 2019-1A, Class A2II, 4.021%,
5/20/49 (4)	13,705,650	14,209
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (4)	4,990,000	5,035
Jack In the Box Funding, Series 2019-1A, Class A2I, 3.982%,
8/25/49 (4)	21,425,000	21,787
Wendy's Funding, Series 2019-1A, Class A2I, 3.783%,
6/15/49 (4)	3,835,388	3,922
		64,153
Bank Loans 2.3% (5)
Brookfield WEC Holdings, FRN, 3M USD LIBOR + 3.50%,
5.544%, 8/1/25	6,451,277	6,467
CenturyLink, FRN, 3M USD LIBOR + 2.75%, 4.794%, 1/31/25	10,944,304	10,865
Charter Communications Operating, FRN, 3M USD LIBOR +
2.00%, 4.05%, 4/30/25	10,546,329	10,604
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR +
3.50%, 5.54%, 8/21/26	8,175,000	8,193
KFC Holding, FRN, 3M USD LIBOR + 1.75%, 3.791%, 4/3/25	10,546,465	10,555
Level 3 Parent, FRN, 3M USD LIBOR + 2.25%, 4.294%, 2/22/24	10,600,000	10,615
Microchip Technology, FRN, 3M USD LIBOR + 2.00%, 4.05%,
5/29/25	9,871,688	9,887
Nascar Holdings, FRN, 3M USD LIBOR + 2.75%, 4.628%,
7/26/26	4,420,000	4,447
Pacific Gas & Electric , FRN, 3M USD LIBOR + 2.25%, 4.32%,
12/31/20 (6)	20,500,000	20,603
United Airlines, FRN, 3M USD LIBOR + 1.75%, 3.794%, 4/1/24	611,862	611
Vistra Operations, FRN, 3M USD LIBOR + 2.00%, 4.044%,
8/4/23	7,216,485	7,238
		100,085
Convertible Preferred Stocks 0.7%
Sempra Energy, Series A, 6.00%, 1/15/21	128,161	15,148
Sempra Energy, Series B, 6.75%, 7/15/21	42,858	5,014
Southern, Series A, 6.75%, 8/1/22	203,254	10,819
		30,981
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Corporate Bonds 10.9%
Altria Group, 5.95%, 2/14/49	10,660,000	12,498
Becton Dickinson & Company, FRN, 3M USD LIBOR + 0.875%,
2.979%, 12/29/20	8,175,000	8,174
Capital One, 2.35%, 1/31/20	18,625,000	18,629
Cigna, FRN, 3M USD LIBOR + 0.65%, 2.789%, 9/17/21	17,960,000	17,952
Citizens Bank, 2.25%, 10/30/20	7,200,000	7,212
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (4)	3,575,000	3,727
Clearway Energy Operating, 5.00%, 9/15/26	2,495,000	2,557
CNO Financial Group, 5.25%, 5/30/25	390,000	423
Comcast, FRN, 3M USD LIBOR + 0.44%, 2.759%, 10/1/21	9,475,000	9,499
CVS Health, 2.625%, 8/15/24 (1)	3,760,000	3,775
CVS Health, 3.00%, 8/15/26	2,615,000	2,624
Dell International, 8.35%, 7/15/46 (4)	10,835,000	14,269
Diamondback Energy, 4.75%, 11/1/24	29,425,000	30,087
FirstEnergy, Series B, 3.90%, 7/15/27	26,500,000	28,132
General Electric, Series D, VR, 5.00% (2)(3)	1,670,000	1,585
Harley-Davidson Financial Services, 3.55%, 5/21/21 (4)	9,580,000	9,725
International Business Machines, 3.00%, 5/15/24	31,800,000	32,910
JPMorgan Chase, 4.625%, 5/10/21	13,000,000	13,510
JPMorgan Chase, VR, 5.00% (2)(3)	19,145,000	19,727
Kraft Heinz Foods, 4.875%, 10/1/49 (4)	5,725,000	5,738
McDonald's, 4.00%, 2/17/21 (EUR)	100,000	115
MPLX, FRN, 3M USD LIBOR + 0.90%, 3.012%, 9/9/21	6,355,000	6,379
Netflix, 3.875%, 11/15/29 (EUR)	3,730,000	4,306
Netflix, 3.875%, 11/15/29 (EUR) (4)	4,520,000	5,218
Netflix, 5.375%, 11/15/29 (4)	10,600,000	11,051
NRG Energy, 7.25%, 5/15/26	19,130,000	20,995
NVIDIA, 2.20%, 9/16/21	980,000	981
Occidental Petroleum, 2.60%, 8/13/21	4,570,000	4,600
Occidental Petroleum, 2.70%, 8/15/22	4,330,000	4,367
Perrigo Finance, 3.90%, 12/15/24	7,440,000	7,621
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
PNM Resources, 3.25%, 3/9/21	8,475,000	8,571
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (4)	5,740,000	6,328
Regions Bank, FRN, 3M USD LIBOR + 0.50%, 2.676%, 8/13/21	12,300,000	12,292
Roper Technologies, 2.35%, 9/15/24	3,025,000	3,030
Roper Technologies, 2.95%, 9/15/29	3,220,000	3,236
SBA Tower Trust, 2.836%, 1/15/25 (4)	7,420,000	7,430
Simon Property Group, 2.00%, 9/13/24	14,130,000	13,968
Solera, 10.50%, 3/1/24 (4)	13,325,000	14,058
Synchrony Financial, 2.85%, 7/25/22	3,060,000	3,086
Synchrony Financial, 4.50%, 7/23/25	14,140,000	15,089
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	4,230,000	4,218
Vistra Energy, 7.625%, 11/1/24	13,243,000	13,806
Vistra Operations, 5.00%, 7/31/27 (4)	10,725,000	11,033
Wells Fargo, 2.50%, 3/4/21	21,210,000	21,307
Wells Fargo Bank, FRN, 3M USD LIBOR + 0.50%, 2.759%,
7/23/21	23,960,000	23,995
Yum! Brands, 4.75%, 1/15/30 (4)	2,445,000	2,521
Zayo Group, 5.75%, 1/15/27 (4)	855,000	873
		473,227
Non-U. S. Government Mortgage-Backed Securities 2.0%
Connecticut Avenue Securities, Series 2018-C03, Class 1M1,
CMO, ARM, 1M USD LIBOR + 0.68%, 2.698%, 10/25/30	4,547,410	4,548
Deephaven Residential Mortgage Trust, Series 2018-3A, Class
A1, CMO, ARM, 3.789%, 8/25/58 (4)	9,136,505	9,178
New Residential Mortgage Loan Trust, Series 2018-NQM1,
Class A1, CMO, ARM, 3.986%, 11/25/48 (4)	8,070,852	8,186
Sequoia Mortgage Trust, Series 2018-CH2, Class A12, CMO,
ARM, 4.00%, 6/25/48 (4)	8,932,147	9,024
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (4)	4,409,745	4,452
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (4)	3,922,852	3,972
Towd Point Mortgage Trust, Series 2018-2, Class A1, CMO,
ARM, 3.25%, 3/25/58 (4)	16,944,063	17,254
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Towd Point Mortgage Trust, Series 2018-3, Class A1, CMO,
ARM, 3.75%, 5/25/58 (4)	5,300,115	5,495
Verus Securitization Trust, Series 2019-3, Class A1, CMO,
2.784%, 7/25/59 (4)	26,276,749	26,282
		88,391
U. S. Treasury Obligations 11.6%
U. S. Treasury Bonds, 2.25%, 8/15/49	45,065,000	46,396
U. S. Treasury Inflation-Indexed Bonds, 0.125%, 4/15/22	219,651,000	217,489
U. S. Treasury Inflation-Indexed Bonds, 0.625%, 4/15/23	214,952,733	216,833
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	20,627,730	23,358
		504,076
Total United States (Cost $1,245,542)		1,260,913

SHORT-TERM INVESTMENTS 5.7%
Commercial Paper 1.3%
4(2) 1.3% (7)
Newell Rubbermaid, 2.664%, 10/4/19	28,500,000	28,492
Syngenta Wilmington, 2.594%, 12/16/19 (USD)	28,800,000	28,650
Total Commercial Paper		57,142
Money Market Funds 4.4%
T. Rowe Price Government Reserve Fund, 2.00% (8)(9)	188,412,139	188,412
Total Short-Term Investments (Cost $245,551)		245,554

SECURITIES LENDING COLLATERAL 0.5%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 2.07% (8)(9)	244,672	2,447
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		2,447

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

				Par/Shares	$ Value
(Cost and value in $000s)

Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 2.07% (8)(9)				2,087,494	20,875
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company					20,875
Total Securities Lending Collateral (Cost $23,322)					23,322

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.4%
Exchange-Traded Options Purchased 0.3%
Description			Contracts Notional Amount		$ Value
NASDAQ - 100 Index, Put, 3/20/20 @ $7,250.00 (10)			137	106,167	3,342
NASDAQ - 100 Index, Put, 3/20/20 @ $7,500.00 (10)			274	212,335	8,581
Total Exchange-Traded Options Purchased (Cost $11,389)					11,923

OTC Options Purchased 0.1%
Counterparty		Description	Contracts Notional Amount		$ Value
Morgan		GBP Put / USD Call, 11/6/19
Stanley	@ $	1.23 (10)	1	108,100	1,501
Morgan		GBP Put / USD Call, 12/6/19
Stanley	@ $	1.20 (10)	1	65,000	648
		GBP Put / USD Call, 2/3/20
Citibank	@ $	1.19 (10)	1	87,000	1,261
		Credit Default Swap, Protection
		Bought (Relevant Credit: Markit
		CDX. NA. HY-S33, 5 Year Index,
		6/20/24) Pay 5.00% Quarterly,
JPMorgan		Receive upon credit default, 11/20/19
Chase	@	1.06%*(10)	2	173,000	1,101
		Credit Default Swap, Protection
		Bought (Relevant Credit: Markit
		CDX. NA. HY-S33, 5 Year Index,
		6/20/24) Pay 5.00% Quarterly,
Bank of		Receive upon credit default, 12/18/19
America, N. A. @ 1.00%* (10)			1	109,500	231

The accompanying notes are an integral part of this Portfolio of Investments.

			T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except for contracts)

Counterparty		Description		Contracts Notional Amount		$ Value

Citigroup
Global		USD Call / JPY Put, 12/20/19
Markets	@	110.50 (JPY) (10)		1	216,800	463

		USD Put / CHF Call, 11/4/19 @ 0.97
BNP Paribas	(CHF)	(10)		1	110,500	141
Total OTC Options Purchased (Cost $5,560)						5,346
Total Options Purchased (Cost $16,949)						17,269
Total Investments in Securities 97.1%
(Cost $4,211,186)						$4,213,186

Other Assets Less Liabilities 2.9%						125,347

Net Assets 100.0%						$4,338,533

		‡	Country classifications are generally based on MSCI categories or another
			unaffiliated third party data provider; Par/Shares and Notional Amount are
			denominated in the currency of the country presented unless otherwise noted.
		*	Exercise Spread
		(1)	All or a portion of this security is on loan at September 30, 2019.
		(2)	Perpetual security with no stated maturity date.
		(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain
			date, upon which it switches to a floating rate. Reference rate and spread is
			provided if the rate is currently floating.
		(4)	Security was purchased pursuant to Rule 144A under the Securities Act of
			1933 and may be resold in transactions exempt from registration only to
			qualified institutional buyers. Total value of such securities at period-end
			amounts to $352,055 and represents 8.1% of net assets.
		(5)	Bank loan positions may involve multiple underlying tranches. In those
			instances, the position presented reflects the aggregate of those respective
			underlying tranches and the rate presented reflects their weighted average
			rate.
		(6)	A portion of the position represents an unfunded commitment; a liability to
			fund the commitment has been recognized. The fund's total unfunded
			commitment at September 30, 2019 was $5,125 valued at $5,151 (0.1% of net
			assets) .
		(7)	Commercial paper exempt from registration under Section 4(2) of the
			Securities Act of 1933 and may be resold in transactions exempt from
			registration only to dealers in that program or other "accredited investors".
			Total value of such securities at period-end amounts to $57,142 and
			represents 1.3% of net assets.
		(8)	Affiliated Companies
		(9)	Seven-day yield
		(10)	Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M CAD CDOR	Three month CAD CDOR (Canadian Dollar offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M GBP LIBOR	Six month GBP LIBOR (London interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
ABPP	Argentina Blended Policy Rate
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
CPI	Consumer Price Index
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-counter
PHP	Philippines Peso
PLN	Polish Zloty
PTT	Pass-Through Trust
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except for contracts)

SWAPS (1.9)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS (0.5)%

Credit Default Swaps, Protection Bought (0.4)%

Bahrain 0.0%

Bank of America, N. A. , Protection Bought
(Relevant Credit: Government of Bahrain, 5.50%,
3/31/20), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/23 (USD)	6,340	262	412	(150)

Barclays Bank, Protection Bought (Relevant
Credit: Government of Bahrain, 5.50%, 3/31/20),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD)	12,686	525	857	(332)

JPMorgan Chase, Protection Bought (Relevant
Credit: Government of Bahrain, 5.50%, 3/31/20),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD)	12,524	519	825	(306)

Total Bahrain			2,094	(788)

China (0.0)%

Barclays Bank, Protection Bought (Relevant
Credit: Bank of China/Hong Kong, 3.00%,
2/14/22), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/22 (USD)	40,700	(920)	(367)	(553)

Citibank, Protection Bought (Relevant Credit:
Bank of China/Hong Kong, 3.00%, 2/14/22), Pay
1.00% Quarterly, Receive upon credit default,
12/20/22 (USD)	15,850	(358)	(164)	(194)

Total China			(531)	(747)

Germany (0.0)%

Bank of America, N. A. , Protection Bought
(Relevant Credit: BMW Finance, 0.13%,
1/12/21), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/23	3,700	(100)	(55)	(45)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in $000s, except for Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Barclays Bank, Protection Bought (Relevant
Credit: Volkswagen International Finance, 0.50%,
3/30/21), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/23	13,545	(180)	68	(248)

Citibank, Protection Bought (Relevant Credit:
Daimler, 0.63%, 3/05/20), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/23	17,701	(404)	(78)	(326)

Citibank, Protection Bought (Relevant Credit:
Volkswagen International Finance, 0.50%,
3/30/21), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/23	6,061	(81)	68	(149)

JPMorgan Chase, Protection Bought (Relevant
Credit: BMW Finance, 0.13%, 1/12/21), Pay
1.00% Quarterly, Receive upon credit default,
12/20/23	14,350	(386)	(122)	(264)

Morgan Stanley, Protection Bought (Relevant
Credit: Daimler, 0.63%, 3/05/20), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/23	4,011	(92)	(15)	(77)

Total Germany			(134)	(1,109)

Luxembourg (0.3)%

Bank of America, N. A. , Protection Bought
(Relevant Credit: Glencore Finance Europe,
3.38%, 9/30/20), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/22	10,250	(1,539)	(1,565)	26

Barclays Bank, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 6/20/22	5,165	(682)	(483)	(199)

Barclays Bank, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/22	32,400	(4,866)	(4,742)	(124)

Barclays Bank, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 6/20/23	11,714	(1,903)	(1,495)	(408)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in $000s, except for Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BNP Paribas, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/22	7,850	(1,179)	(1,092)	(87)

Citibank, Protection Bought (Relevant Credit:
Glencore Finance Europe, 3.38%, 9/30/20), Pay
5.00% Quarterly, Receive upon credit default,
6/20/23	13,096	(2,127)	(1,699)	(428)

Goldman Sachs, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/22	10,000	(1,502)	(1,595)	93

JPMorgan Chase, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive upon
credit default, 6/20/23	3,000	(487)	(516)	29

Total Luxembourg			(13,187)	(1,098)

United States (0.1)%

Bank of America, N. A. , Protection Bought
(Relevant Credit: Newell Brands, 3.85%,
4/01/23), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/24	3,830	41	28	13

Barclays Bank, Protection Bought (Relevant
Credit: Springleaf Finance, 7.75%, 10/01/21),
Pay 5.00% Quarterly, Receive upon credit
default, 6/20/24	4,255	(607)	(631)	24

BNP Paribas, Protection Bought (Relevant
Credit: Hess, 3.50%, 7/15/24), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/24	22,920	173	219	(46)

BNP Paribas, Protection Bought (Relevant
Credit: Newell Brands, 3.85%, 4/01/23), Pay
1.00% Quarterly, Receive upon credit default,
12/20/24	7,358	94	56	38

Citibank, Protection Bought (Relevant Credit:
Hess, 3.50%, 7/15/24), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/24	4,110	31	44	(13)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in $000s, except for Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Credit Suisse, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S10, 40 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/17/59	2,276	74	121	(47)

Goldman Sachs, Protection Bought (Relevant
Credit: Hess, 3.50%, 7/15/24), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/24	9,100	69	90	(21)

Goldman Sachs, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S10, 40 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/17/59	27,703	905	1,502	(597)

JPMorgan Chase, Protection Bought (Relevant
Credit: Hess, 3.50%, 7/15/24), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/24	7,975	60	83	(23)

Morgan Stanley, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S10, 40 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/17/59	136,821	4,469	5,359	(890)

Morgan Stanley, Protection Bought (Relevant
Credit: Newell Brands, 3.85%, 4/01/23), Pay
1.00% Quarterly, Receive upon credit default,
12/20/24	1,470	16	11	5

Total United States			6,882	(1,557)

Total Bilateral Credit Default Swaps, Protection Bought			(4,876)	(5,299)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in $000s, except for Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.2%
Luxembourg 0.2%
JPMorgan Chase, Protection Sold (Relevant
Credit: ArcelorMittal, 2.88%, 7/06/20, 102.23
EUR*), Receive 5.00% Quarterly, Pay upon credit
default, 12/20/24	40,000	7,217	7,458	(241)
Total Luxembourg			7,458	(241)

Total Bilateral Credit Default Swaps, Protection Sold			7,458	(241)

Total Return Swaps 0.0%
United States 0.0%
JPMorgan Chase, Pay Underlying Reference:
iBoxx USD Liquid High Yield Index At Maturity,
Receive Variable 2.156% (3M USD LIBOR)
Quarterly, 12/20/19	131,000	333	—	333
Total United States			—	333

Total Bilateral Total Return Swaps			—	333

Zero-Coupon Inflation Swaps (0.3)%
United States (0.3)%
Bank of America, N. A. , 5 Year Zero-Coupon
Inflation Swap Pay Fix 1.904%, Receive variable
(Change in CPI), 5/24/24	72,870	(1,020)	—	(1,020)
Bank of America, N. A. , 5 Year Zero-Coupon
Inflation Swap Pay Fix 1.907%, Receive variable
(Change in CPI), 5/23/24	41,900	(591)	—	(591)
Bank of America, N. A. , 5 Year Zero-Coupon
Inflation Swap Pay Fix 2.323%, Receive variable
(Change in CPI), 6/13/23	127,250	(4,495)	—	(4,495)
Barclays Bank, 5 Year Zero-Coupon Inflation
Swap Pay Fix 2.313%, Receive variable (Change
in CPI), 8/6/23	7,000	(262)	—	(262)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in $000s, except for Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Barclays Bank, 5 Year Zero-Coupon Inflation
Swap Pay Fix 2.317%, Receive variable (Change
in CPI), 6/11/23	47,719	(1,666)	—	(1,666)

Barclays Bank, 5 Year Zero-Coupon Inflation
Swap Pay Fix 2.321%, Receive variable (Change
in CPI), 6/11/23	79,531	(2,776)	—	(2,776)

Morgan Stanley, 5 Year Zero-Coupon Inflation
Swap Pay Fix 1.893%, Receive variable (Change
in CPI), 5/24/24	52,830	(711)	—	(711)

Total United States			—	(11,521)

Total Bilateral Zero-Coupon Inflation Swaps			—	(11,521)

Total Bilateral Swaps			2,582	(16,728)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value** $ Gain/(Loss)

CENTRALLY CLEARED SWAPS (1.4)%

Credit Default Swaps, Protection Bought (0.6)%

Foreign/Europe (0.6)%

Protection Bought (Relevant Credit: Markit
CDX. NA. IG-S33, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/24
(USD)	650,300	(12,992)	(13,236)	244

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in $000s, except for Market Price)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value** $ Gain/(Loss)

Protection Bought (Relevant Credit: Markit iTraxx
Crossover-S32, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/24	553,000	(14,283)	(14,120)	(163)

Total Foreign/Europe				81

Total Centrally Cleared Credit Default Swaps, Protection Bought				81

Credit Default Swaps, Protection Sold 0.0%

Foreign/Europe 0.0%

Protection Sold (Relevant Credit: Markit
CDX. NA. HY-S32, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/24
(USD)	20,793	1,498	1,511	(13)

Total Foreign/Europe				(13)

Total Centrally Cleared Credit Default Swaps, Protection Sold				(13)

Interest Rate Swaps (0.8)%

Canada (0.1)%

5 Year Interest Rate Swap, Receive Fixed
1.695% Semi-Annually, Pay Variable 1.970% (3M
CAD CDOR) Semi-Annually, 6/21/24	110,255	(221)	1	(222)
5 Year Interest Rate Swap, Receive Fixed
1.705% Semi-Annually, Pay Variable 1.970% (3M
CAD CDOR) Semi-Annually, 6/21/24	207,745	(340)	2	(342)

5 Year Interest Rate Swap, Receive Fixed
1.828% Semi-Annually, Pay Variable 1.945% (3M
CAD CDOR) Semi-Annually, 5/28/24	112,232	296	—	296

5 Year Interest Rate Swap, Receive Fixed
1.830% Semi-Annually, Pay Variable 1.945% (3M
CAD CDOR) Semi-Annually, 5/28/24	112,232	306	—	306

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in $000s, except for Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value** $ Gain/(Loss)

5 Year Interest Rate Swap, Receive Fixed
1.842% Semi-Annually, Pay Variable 1.945% (3M
CAD CDOR) Semi-Annually, 5/28/24	94,836	301	—	301

30 Year Interest Rate Swap, Pay Fixed 2.533%
Semi-Annually, Receive Variable 1.975% (3M
CAD CDOR) Semi-Annually, 4/16/49	1,600	(191)	—	(191)

30 Year Interest Rate Swap, Pay Fixed 2.625%
Semi-Annually, Receive Variable 1.973% (3M
CAD CDOR) Semi-Annually, 7/5/48	20,750	(2,724)	1	(2,725)

30 Year Interest Rate Swap, Pay Fixed 2.631%
Semi-Annually, Receive Variable 1.973% (3M
CAD CDOR) Semi-Annually, 7/5/48	6,880	(911)	—	(911)

30 Year Interest Rate Swap, Pay Fixed 2.942%
Semi-Annually, Receive Variable 1.970% (3M
CAD CDOR) Semi-Annually, 9/25/48	850	(159)	—	(159)

30 Year Interest Rate Swap, Pay Fixed 3.030%
Semi-Annually, Receive Variable 1.975% (3M
CAD CDOR) Semi-Annually, 11/9/48	2,200	(454)	—	(454)

Total Canada				(4,101)

Czech Republic (0.0)%

5 Year Interest Rate Swap, Pay Fixed 1.780%
Annually, Receive Variable 2.060% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	4	1	3

5 Year Interest Rate Swap, Pay Fixed 1.790%
Annually, Receive Variable 2.060% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	2	1	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in $000s, except for Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value** $ Gain/(Loss)

5 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 2.060% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	—	—	—

5 Year Interest Rate Swap, Pay Fixed 1.820%
Annually, Receive Variable 2.060% (6M CZK
PRIBOR) Semi-Annually, 4/2/24	143,810	(5)	1	(6)

5 Year Interest Rate Swap, Pay Fixed 1.830%
Annually, Receive Variable 2.060% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	(5)	—	(5)

5 Year Interest Rate Swap, Pay Fixed 1.833%
Annually, Receive Variable 2.060% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	(5)	—	(5)

5 Year Interest Rate Swap, Pay Fixed 1.857%
Annually, Receive Variable 2.170% (6M CZK
PRIBOR) Semi-Annually, 3/29/24	1,260,221	(710)	—	(710)

5 Year Interest Rate Swap, Pay Fixed 1.870%
Annually, Receive Variable 2.160% (6M CZK
PRIBOR) Semi-Annually, 3/27/24	117,853	(69)	1	(70)

5 Year Interest Rate Swap, Pay Fixed 1.870%
Annually, Receive Variable 2.170% (6M CZK
PRIBOR) Semi-Annually, 3/28/24	353,560	(209)	—	(209)

Total Czech Republic				(1,001)

Poland (0.5)%

10 Year Interest Rate Swap, Pay Fixed 2.330%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 3/25/29	48,910	(882)	—	(882)

10 Year Interest Rate Swap, Pay Fixed 2.465%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 5/2/29	19,600	(370)	1	(371)

10 Year Interest Rate Swap, Pay Fixed 2.873%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 9/6/28	5,800	(150)	—	(150)

10 Year Interest Rate Swap, Pay Fixed 2.883%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 3/19/28	38,258	(1,084)	—	(1,084)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in $000s, except for Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value** $ Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 2.918%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 3/19/28	122,042	(3,548)	—	(3,548)

10 Year Interest Rate Swap, Pay Fixed 2.930%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/5/28	20,430	(656)	—	(656)

10 Year Interest Rate Swap, Pay Fixed 2.955%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 6/8/28	17,812	(490)	1	(491)

10 Year Interest Rate Swap, Pay Fixed 2.963%
Annually, Receive Variable 1.690% (6M PLN
WIBOR) Semi-Annually, 8/6/28	9,750	(271)	—	(271)

10 Year Interest Rate Swap, Pay Fixed 2.983%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 9/17/28	29,420	(828)	1	(829)

10 Year Interest Rate Swap, Pay Fixed 2.995%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 3/7/28	18,561	(569)	1	(570)

10 Year Interest Rate Swap, Pay Fixed 3.000%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/13/28	40,000	(1,349)	—	(1,349)

10 Year Interest Rate Swap, Pay Fixed 3.025%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 6/11/28	28,188	(819)	1	(820)

10 Year Interest Rate Swap, Pay Fixed 3.049%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 3/8/28	141,439	(4,505)	—	(4,505)

10 Year Interest Rate Swap, Pay Fixed 3.050%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/28/28	34,000	(1,081)	1	(1,082)

10 Year Interest Rate Swap, Pay Fixed 3.118%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/23/28	15,000	(499)	—	(499)

10 Year Interest Rate Swap, Pay Fixed 3.149%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/13/28	119,483	(4,056)	—	(4,056)

10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/14/28	90,466	(3,087)	1	(3,088)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in $000s, except for Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value** $ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed 3.160%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/12/28	75,051	(2,567)	—	(2,567)
Total Poland				(26,818)

United Kingdom (0.2)%
30 Year Interest Rate Swap, Pay Fixed 1.505%
Semi-Annually, Receive Variable 0.921% (6M
GBP LIBOR) Semi-Annually, 5/7/49	16,750	(4,611)	1	(4,612)
50 Year Interest Rate Swap, Pay Fixed 1.449%
Semi-Annually, Receive Variable 0.807% (6M
GBP LIBOR) Semi-Annually, 3/8/69	6,180	(2,555)	—	(2,555)
Total United Kingdom				(7,167)

Total Centrally Cleared Interest Rate Swaps				(39,087)

Total Centrally Cleared Swaps				(39,019)
Net payments (receipts) of variation margin to date				36,389

Variation margin receivable (payable) on centrally cleared
swaps				$(2,630)

* Market price at September 30, 2019
**	Includes interest purchased or sold but not yet collected of $(120) .

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement Receive			Deliver Gain/(Loss)
Bank of America, N. A.	10/4/19	INR	4,345,657USD	62,815$	(1,501)
Bank of America, N. A.	10/10/19	USD	5,138ILS	18,278	(123)
Bank of America, N. A.	10/16/19	RUB	2,956,719USD	44,716	780
Bank of America, N. A.	10/16/19	USD	87,059RUB	5,621,581	558
Bank of America, N. A.	10/18/19	USD	43,600RUB	2,796,040	588
Bank of America, N. A.	10/25/19	CAD	8,474USD	6,403	(5)
Bank of America, N. A.	10/25/19	USD	5,134CAD	6,730	52
Bank of America, N. A.	11/12/19	ILS	148,319USD	42,646	119
Bank of America, N. A.	11/12/19	USD	13,621ILS	47,702	(133)
Bank of America, N. A.	11/15/19	USD	6,313PLN	24,798	125
Bank of America, N. A.	11/22/19	USD	2,166EUR	1,948	35
Bank of America, N. A.	11/22/19	USD	1,588MXN	32,316	(35)
Bank of America, N. A.	12/6/19	MYR	10,495USD	2,493	8
Bank of America, N. A.	12/6/19	THB	615,157USD	20,107	31
Bank of America, N. A.	12/6/19	USD	41,841CNH	296,011	455
Bank of America, N. A.	12/6/19	USD	21,867THB	669,269	(43)
Bank of America, N. A.	12/13/19	USD	44,113ZAR	678,488	(260)
Bank of America, N. A.	12/13/19	ZAR	663,675USD	44,082	(678)
Bank of America, N. A.	1/10/20	USD	63,530ZAR	983,197	(537)
Barclays Bank	10/4/19	IDR	463,311,996USD	32,662	(32)
Barclays Bank	10/4/19	USD	35,783IDR	505,513,180	181
Barclays Bank	10/11/19	KRW	208,530,806USD	174,766	(527)
Barclays Bank	11/8/19	CLP	15,466,368USD	21,781	(553)
Barclays Bank	11/8/19	USD	98,690CLP	68,755,620	4,320
Barclays Bank	11/12/19	USD	13,616ILS	47,702	(138)
Barclays Bank	12/6/19	USD	22,668PHP	1,191,630	(272)
Barclays Bank	12/6/19	USD	4,398THB	134,020	10
Barclays Bank	1/10/20	USD	21,710ZAR	339,243	(396)
Barclays Bank	1/16/20	USD	32,166IDR	463,311,996	(50)
Barclays Bank	1/16/20	USD	175,273KRW	208,530,806	820
BNP Paribas	10/2/19	BRL	313,593USD	75,192	271
BNP Paribas	10/2/19	BRL	167,817USD	42,137	(1,753)
BNP Paribas	10/2/19	USD	23,263BRL	94,433	538
BNP Paribas	10/2/19	USD	92,925BRL	386,977	(197)
BNP Paribas	10/18/19	RON	18,854USD	4,457	(126)
BNP Paribas	10/18/19	USD	7,449RON	31,472	221
BNP Paribas	10/25/19	AUD	3,845USD	2,692	(94)
BNP Paribas	10/25/19	CAD	56,953USD	42,961	44
BNP Paribas	10/25/19	JPY	5,007,341USD	46,620	(227)
BNP Paribas	10/25/19	USD	63,636AUD	93,631	381
BNP Paribas	11/8/19	CLP	30,930,428USD	43,299	(846)
BNP Paribas	11/8/19	USD	24,414CLP	17,188,905	821
BNP Paribas	11/15/19	PLN	39,567USD	10,272	(399)
BNP Paribas	11/22/19	EUR	10,830USD	12,072	(221)
BNP Paribas	11/22/19	USD	137,618EUR	123,302	2,696
BNP Paribas	11/22/19	USD	19,600MXN	389,612	29
BNP Paribas	11/22/19	USD	19,490MXN	389,613	(81)
BNP Paribas	12/3/19	USD	52,327BRL	219,161	(209)
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement Receive			Deliver	Gain/(Loss)
BNP Paribas	12/6/19	MYR	6,930	USD	1,656$	(5)
BNP Paribas	12/6/19	USD	70,070	CLP	50,397,954	857
BNP Paribas	12/6/19	USD	19,764	MYR	83,401	(113)
BNP Paribas	12/6/19	USD	44,776	THB	1,373,643	(193)
BNP Paribas	12/13/19	USD	21,968	ZAR	339,244	(218)
Canadian Imperial Bank of
Commerce	10/10/19	USD	2,569	ILS	9,139	(61)
Citibank	10/2/19	BRL	79,283	USD	19,038	40
Citibank	10/2/19	USD	19,442	BRL	79,283	363
Citibank	10/4/19	IDR	231,655,997	USD	16,389	(74)
Citibank	10/4/19	INR	907,399	USD	13,110	(308)
Citibank	10/10/19	ILS	36,556	USD	10,389	133
Citibank	10/11/19	KRW	4,255,973	USD	3,521	36
Citibank	10/11/19	KRW	158,727,414	USD	132,704	(78)
Citibank	10/11/19	USD	86,723	KRW	102,119,749	1,396
Citibank	10/18/19	RON	147,907	USD	34,859	(889)
Citibank	10/18/19	RSD	489,042	USD	4,651	(112)
Citibank	10/18/19	USD	14,919	RON	62,944	463
Citibank	10/18/19	USD	20,619	RSD	2,167,282	504
Citibank	10/25/19	CAD	154,314	USD	116,416	107
Citibank	10/25/19	USD	91,310	CAD	118,808	1,598
Citibank	11/12/19	ILS	143,023	USD	40,831	407
Citibank	11/12/19	USD	13,603	ILS	47,702	(151)
Citibank	11/15/19	PLN	39,568	USD	10,257	(383)
Citibank	11/22/19	CHF	35,804	USD	36,788	(754)
Citibank	11/22/19	EUR	102,268	USD	113,740	(1,835)
Citibank	11/22/19	MXN	1,744,787	USD	88,424	(780)
Citibank	11/22/19	USD	2,004	CHF	1,957	35
Citibank	11/22/19	USD	2,524	EUR	2,271	39
Citibank	11/22/19	USD	88,489	GBP	73,050	(1,516)
Citibank	11/22/19	USD	19,736	MXN	389,613	165
Citibank	12/6/19	USD	13,875	CNH	98,673	79
Citibank	12/6/19	USD	22,655	PHP	1,191,630	(285)
Citibank	12/6/19	USD	63,037	THB	1,929,825	(139)
Citibank	12/13/19	USD	43,804	ZAR	678,488	(569)
Citibank	12/13/19	ZAR	18,104	USD	1,228	(44)
Citibank	1/14/20	USD	12,973	ILS	45,298	(134)
Citibank	1/16/20	USD	16,137	IDR	231,655,997	29
Credit Suisse	10/4/19	IDR	463,311,994	USD	32,781	(151)
Credit Suisse	11/8/19	CLP	67,785,299	USD	95,302	(2,264)
Credit Suisse	11/8/19	USD	8,395	CLP	6,093,032	32
Credit Suisse	12/6/19	CLP	29,230,174	USD	41,172	(1,030)
Credit Suisse	1/16/20	USD	16,201	IDR	231,655,997	93
Credit Suisse	1/16/20	USD	16,084	IDR	231,655,997	(24)
Deutsche Bank	10/11/19	USD	50,943	KRW	61,798,621	(694)
Deutsche Bank	11/22/19	USD	1,650	EUR	1,484	26
Goldman Sachs	10/2/19	BRL	190,090	USD	45,647	97
Goldman Sachs	10/2/19	USD	46,471	BRL	190,090	727
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement Receive			Deliver	Gain/(Loss)
Goldman Sachs	10/11/19	KRW	104,265,405	USD	86,968$	151
Goldman Sachs	11/12/19	USD	13,625	ILS	47,702	(129)
Goldman Sachs	11/22/19	USD	118,299	EUR	105,876	2,446
Goldman Sachs	11/22/19	USD	19,502	MXN	389,613	(69)
Goldman Sachs	12/6/19	THB	24,298	USD	795	1
Goldman Sachs	12/6/19	USD	27,731	CNH	197,344	140
Goldman Sachs	12/6/19	USD	5,853	THB	178,747	2
Goldman Sachs	1/16/20	USD	87,216	KRW	104,265,405	(11)
HSBC Bank	10/4/19	INR	1,794,411	USD	25,006	312
HSBC Bank	10/4/19	USD	30,721	IDR	432,554,813	257
HSBC Bank	10/4/19	USD	2,598	IDR	37,049,290	(12)
HSBC Bank	10/10/19	USD	2,567	ILS	9,139	(63)
HSBC Bank	10/11/19	USD	166,452	KRW	193,007,838	5,183
HSBC Bank	10/11/19	USD	17,640	KRW	21,348,584	(198)
HSBC Bank	10/18/19	USD	1,165	RON	4,978	21
HSBC Bank	10/25/19	AUD	92,501	USD	65,192	(2,700)
HSBC Bank	10/25/19	JPY	286,989	USD	2,713	(54)
HSBC Bank	10/25/19	USD	33,733	JPY	3,567,027	685
HSBC Bank	11/8/19	CLP	15,465,214	USD	21,674	(447)
HSBC Bank	11/12/19	USD	13,655	ILS	47,702	(99)
HSBC Bank	11/15/19	PLN	32,801	USD	8,363	(179)
HSBC Bank	11/22/19	CHF	35,804	USD	36,806	(772)
HSBC Bank	11/22/19	GBP	2,897	USD	3,545	25
HSBC Bank	11/22/19	MXN	883,947	USD	44,772	(370)
HSBC Bank	11/22/19	USD	757	EUR	688	3
HSBC Bank	11/22/19	USD	3,596	GBP	2,888	38
HSBC Bank	11/22/19	USD	19,616	MXN	389,613	45
HSBC Bank	11/22/19	USD	44,496	MXN	888,653	(142)
HSBC Bank	12/6/19	USD	23,428	CLP	16,799,318	358
HSBC Bank	12/6/19	USD	69,498	CNH	493,360	520
HSBC Bank	12/6/19	USD	2,172	CNH	15,575	(5)
HSBC Bank	12/6/19	USD	79,110	MYR	333,596	(395)
HSBC Bank	12/6/19	USD	3,149	PHP	164,261	(14)
HSBC Bank	12/6/19	USD	40,430	THB	1,233,987	33
HSBC Bank	12/6/19	USD	30,046	THB	919,454	(54)
HSBC Bank	1/10/20	USD	21,773	ZAR	339,244	(333)
JPMorgan Chase	10/2/19	BRL	234,644	USD	56,268	197
JPMorgan Chase	10/2/19	USD	4,030	BRL	15,483	304
JPMorgan Chase	10/2/19	USD	52,627	BRL	219,161	(112)
JPMorgan Chase	10/11/19	KRW	104,265,403	USD	87,164	(44)
JPMorgan Chase	10/16/19	RUB	2,901,712	USD	44,124	526
JPMorgan Chase	10/16/19	USD	3,688	RUB	236,850	43
JPMorgan Chase	10/18/19	RON	7,781	USD	1,841	(53)
JPMorgan Chase	10/18/19	RSD	493,089	USD	4,675	(98)
JPMorgan Chase	10/25/19	JPY	25,740,917	USD	242,093	(3,602)
JPMorgan Chase	10/25/19	USD	82,589	JPY	8,690,994	2,066
JPMorgan Chase	11/12/19	USD	13,644	ILS	47,702	(110)
JPMorgan Chase	11/22/19	CHF	35,805	USD	36,800	(764)
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement Receive			Deliver	Gain/(Loss)
JPMorgan Chase	11/22/19	MXN	434,232	USD	22,068$	(256)
JPMorgan Chase	11/22/19	SEK	203,411	USD	21,431	(696)
JPMorgan Chase	11/22/19	USD	26,692	GBP	21,332	408
JPMorgan Chase	11/22/19	USD	2,034	GBP	1,663	(15)
JPMorgan Chase	11/22/19	USD	19,729	MXN	389,613	158
JPMorgan Chase	11/22/19	USD	19,500	MXN	389,613	(71)
JPMorgan Chase	12/3/19	USD	52,358	BRL	219,161	(178)
JPMorgan Chase	12/6/19	USD	46,771	CLP	33,598,637	629
JPMorgan Chase	12/6/19	USD	7,353	THB	224,461	5
JPMorgan Chase	1/16/20	USD	87,416	KRW	104,265,403	190
Morgan Stanley	10/2/19	BRL	801,496	USD	192,464	409
Morgan Stanley	10/2/19	BRL	694,085	USD	175,048	(8,023)
Morgan Stanley	10/2/19	USD	197,615	BRL	801,496	4,742
Morgan Stanley	10/2/19	USD	166,671	BRL	694,085	(354)
Morgan Stanley	10/4/19	USD	13,023	IDR	183,162,704	123
Morgan Stanley	10/4/19	USD	115,176	INR	8,186,731	(332)
Morgan Stanley	10/11/19	USD	164,643	KRW	193,007,839	3,373
Morgan Stanley	10/11/19	USD	8,050	KRW	9,751,560	(98)
Morgan Stanley	10/18/19	USD	7,453	RON	31,474	224
Morgan Stanley	10/25/19	USD	91,156	CAD	118,807	1,444
Morgan Stanley	10/25/19	USD	3,933	CAD	5,226	(13)
Morgan Stanley	11/8/19	USD	28,854	CLP	20,420,843	825
Morgan Stanley	11/12/19	USD	13,621	ILS	47,706	(134)
Morgan Stanley	11/15/19	PLN	7,185	USD	1,815	(22)
Morgan Stanley	1/16/20	INR	8,186,731	USD	113,594	719
RBC Dominion Securities	10/4/19	INR	907,398	USD	13,046	(243)
Standard Chartered	10/2/19	BRL	154,594	USD	37,123	79
Standard Chartered	10/2/19	BRL	35,156	USD	8,863	(403)
Standard Chartered	10/2/19	USD	37,677	BRL	154,594	475
Standard Chartered	10/2/19	USD	8,442	BRL	35,156	(18)
Standard Chartered	10/4/19	INR	231,866	USD	3,334	(62)
Standard Chartered	10/11/19	USD	1,935	KRW	2,277,050	33
Standard Chartered	12/6/19	CLP	9,076,862	USD	12,790	(324)
Standard Chartered	12/6/19	THB	152,795	USD	5,006	(4)
Standard Chartered	12/6/19	USD	1,787	THB	54,790	(7)
Standard Chartered	1/16/20	KRW	3,026,406	USD	2,541	(9)
State Street	10/11/19	KRW	3,266,241	USD	2,797	(68)
State Street	10/18/19	USD	14,914	RON	62,944	458
State Street	10/25/19	JPY	998,426	USD	9,275	(25)
State Street	10/25/19	USD	59,043	CAD	78,318	(95)
State Street	11/22/19	SEK	203,411	USD	21,459	(725)
State Street	11/22/19	USD	118,332	EUR	105,876	2,479
State Street	11/22/19	USD	3,788	MXN	77,215	(90)
State Street	12/6/19	USD	13,983	CNH	98,672	188
State Street	1/10/20	USD	21,880	ZAR	339,244	(226)
State Street	1/14/20	USD	3,724	ILS	13,016	(42)
UBS Investment Bank	10/25/19	USD	1,909	AUD	2,715	75
UBS Investment Bank	11/8/19	USD	24,222	CLP	17,188,908	629
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
UBS Investment Bank	11/12/19	USD	13,621	ILS	47,702$	(133)
UBS Investment Bank	12/6/19	CLP	4,413,574	USD	6,111	(50)
Net unrealized gain (loss) on open forward
currency exchange contracts						$5,545

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 4,474 Euro BUND contracts	12/19	(849,722) $	(2,484)
Short, 1,276 Euro OAT contracts	12/19	(236,864)	2,603
Short, 7,715 U.S. Treasury Notes five year contracts	12/19	(919,230)	5,779
Short, 8,574 U.S. Treasury Notes ten year contracts	12/19	(1,117,299)	(512)
Long, 327 Ultra U.S. Treasury Bonds contracts	12/19	62,753	41
Net payments (receipts) of variation margin to date			(4,078)

Variation margin receivable (payable) on open futures contracts			$1,349

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

Affiliated Companies
($000 s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$5,050
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$5,050+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$129,111		¤	¤ $	188,412
T. Rowe Price Short-Term
Fund	24,628		¤	¤	23,322
$211,734^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $5,050 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $211,734.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Dynamic Global Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]		—	3,895,790	—	3,895,790
Common Stocks		—	270	—	270
Convertible Preferred Stocks		—	30,981	—	30,981
Short-Term Investments		188,412	57,142	—	245,554
Securities Lending Collateral		23,322	—	—	23,322
Options Purchased		—	17,269	—	17,269
Total Securities		211,734	4,001,452	—	4,213,186
Swaps		—	14,788	—	14,788
Forward Currency Exchange Contracts		—	51,330	—	51,330
Futures Contracts		1,349	—	—	1,349
Total		$213,083$	4,067,570$	— $	4,280,653
Liabilities
Swaps	$	— $	31,564$	— $	31,564
Forward Currency Exchange Contracts		—	45,785	—	45,785
Total	$	— $	77,349$	— $	77,349

[1] Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds, Government Bonds,
Non-U.S. Government Mortgage-Backed Securities, U. S. Treasury Obligations.